Operating Segment Information - Summary of Reconciliation of Reportable Segment Revenues, (Loss)/Profit and Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [abstract]
Reportable segment revenue	¥ 58,639	¥ 120,860	¥ 114,930
- Reclassification of taxes relating to the expired tickets	88	126	348
Consolidated revenue	58,727	120,986	115,278
(Loss)/profit before income tax
Reportable segment (loss)/profit	(16,481)	4,302	3,867
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	(7)	(3)	(11)
Consolidated (loss)/profit before income tax	(16,488)	4,299	¥ 3,856
Assets
Reportable segment assets	282,408	282,936
- Differences in depreciation charges for aircraft and engines due to different depreciation lives		7
- Difference in intangible asset arising from the acquisition of Shanghai Airlines	2,242	2,242
Consolidated assets	¥ 284,650	¥ 285,185